Balance Sheet Components - Property and Equipment (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property and Equipment
Property, Plant and Equipment, Gross	$ 938,594		$ 938,594	$ 834,387
Accumulated Depreciation	(67,680)		(52,649)	(5,155)
Property and Equipment, net	870,914		885,945	829,232
Depreciation and amortization expense	15,031	$ 7,878	47,494	5,155
Lab Equipment
Property and Equipment
Property, Plant and Equipment, Gross	811,087		811,087	811,087
Depreciation and amortization expense			26,271	4,378
Lab Equipment | Research and development expense
Property and Equipment
Depreciation and amortization expense	6,568	6,568
Clinical Equipment
Property and Equipment
Property, Plant and Equipment, Gross	64,870		64,870	23,300
Depreciation and amortization expense			10,203	$ 777
Clinical Equipment | Research and development expense
Property and Equipment
Depreciation and amortization expense	3,243	1,165
Software
Property and Equipment
Property, Plant and Equipment, Gross	62,637		62,637
Depreciation and amortization expense			$ 11,020
Software | General and administrative expense
Property and Equipment
Depreciation and amortization expense	$ 5,220	$ 145